UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jess S. Morgan & Co., Inc.
Address: 5750 Wilshire Blvd., Suite 590

         Los Angeles, CA  90036-3697

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary Levenstein
Title:     President, Investment Division
Phone:     323-634-2409

Signature, Place, and Date of Signing:

     Gary Levenstein     Los Angeles, CA     March 24, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $95,609 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 CENTS ONLY STORES           COM              65440k106     1564    96789 SH       Sole                    96789        0        0
AMERICAN INTL GROUP INC        COM              026874107     2853    43440 SH       Sole                    43440        0        0
AMGEN INC                      COM              031162100     3754    58523 SH       Sole                    58523        0        0
APPLIED MATLS INC              COM              038222105     2373   138800 SH       Sole                   138800        0        0
BROADCOM CORP                  CL A             111320107     2961    91720 SH       Sole                    91720        0        0
CENDANT CORP                   COM              151313103     3898   166725 SH       Sole                   166725        0        0
CHEESECAKE FACTORY INC         COM              163072101     3638   112036 SH       Sole                   112036        0        0
CHRISTOPHER & BANKS CORP       COM              171046105     2787   151047 SH       Sole                   151047        0        0
CISCO SYS INC                  COM              17275R102     2854   147737 SH       Sole                   147737        0        0
CITIGROUP INC                  COM              172967101     3214    66713 SH       Sole                    66713        0        0
COLGATE PALMOLIVE CO           COM              194162103     2975    58154 SH       Sole                    58154        0        0
FAMOUS DAVES AMER INC          COM              307068106     3661   287115 SH       Sole                   287115        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102     2430   175860 SH       Sole                   175860        0        0
GENERAL ELEC CO                COM              369604103     3563    97615 SH       Sole                    97615        0        0
GILLETTE CO                    COM              375766102     2443    54550 SH       Sole                    54550        0        0
INDIA FD INC                   COM              454089103     2213    74700 SH       Sole                    74700        0        0
JDS UNIPHASE CORP              COM              46612j101       79    25000 SH       Sole                    25000        0        0
JETBLUE AWYS CORP              COM              477143101     2115    91095 SH       Sole                    91095        0        0
JOHNSON & JOHNSON              COM              478160104     3776    59540 SH       Sole                    59540        0        0
LINEAR TECHNOLOGY CORP         COM              535678106     2591    66840 SH       Sole                    66840        0        0
MEDTRONIC INC                  COM              585055106     3344    67328 SH       Sole                    67328        0        0
NETWOLVES CORP                 COM              64120V102       34    29000 SH       Sole                    29000        0        0
NIKU CORP                      COM NEW          654113703     3030   150460 SH       Sole                   150460        0        0
ORPHAN MED INC                 COM              687303107     1961   217410 SH       Sole                   217410        0        0
PEPSICO INC                    COM              713448108     2696    51650 SH       Sole                    51650        0        0
PFIZER INC                     COM              717081103     1753    65195 SH       Sole                    65195        0        0
SOUTHWEST AIRLS CO             COM              844741108     2867   176125 SH       Sole                   176125        0        0
SYSCO CORP                     COM              871829107     2285    59865 SH       Sole                    59865        0        0
TEMPLETON DRAGON FD INC        COM              88018t101     5122   293195 SH       Sole                   293195        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     2084    69795 SH       Sole                    69795        0        0
TIME WARNER INC                COM              887317105     2057   105750 SH       Sole                   105750        0        0
TURKISH INVT FD INC            COM              900145103     2233   127950 SH       Sole                   127950        0        0
VISION-SCIENCES INC DEL        COM              927912105     1887   601062 SH       Sole                   601062        0        0
VITAL IMAGES INC               COM              92846N104     3875   231350 SH       Sole                   231350        0        0
XILINX INC                     COM              983919101     2211    74520 SH       Sole                    74520        0        0
ZIMMER HLDGS INC               COM              98956P102     2428    30305 SH       Sole                    30305        0        0